Supplemental Oil And Natural Gas Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 MMcfe	Dec. 31, 2012 MMcfe
Oil and Gas In Process Activities [Line Items]
Extension and discoveries	59,419.0	6,368.9
Acquisition and reserve	12,397.6
Revisions	1,978.4
Discount rate	10.00%
Technical Revisions [Member]
Oil and Gas In Process Activities [Line Items]
Revisions	1,596.7
Upward Pricing Revisions [Member]
Oil and Gas In Process Activities [Line Items]
Revisions	381.7